Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Account
VALUATION AND QUALIFYING ACCOUNTS
(In millions)

	Balance January 1,	Charged to Costs and Expenses	Translation Adjustment	Write-offs/ Payments/ Other	Balance December 31,
2012
Allowance for doubtful accounts and other	$119	$44	$—	$(46)	$117
Allowance for uncollectible reinsurance	290	10	—	(32)	268
Valuation allowance on mortgage loans	102	(14)	—	(20)	68
Valuation allowance for deferred taxes	83	(25)	—	—	58
2011
Allowance for doubtful accounts and other	$119	$45	$—	$(45)	$119
Allowance for uncollectible reinsurance	290	5	—	(5)	290
Valuation allowance on mortgage loans	155	26	—	(79)	102
Valuation allowance for deferred taxes	165	(82)	—	—	83
2010
Allowance for doubtful accounts and other	$121	$53	$—	$(55)	$119
Allowance for uncollectible reinsurance	335	11	—	(56)	290
Valuation allowance on mortgage loans	366	157	—	(368)	155
Valuation allowance for deferred taxes	87	78	—	—	165